UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831
                                                                   -------------

FMI Funds, Inc.
----------------------
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
----------------------
(Name and address of agent for service)

414-226-4555
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Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015
                                         --------------------------

Date of reporting period: December 31, 2014
                                            -------------------------

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 92.5%(a)

COMMERCIAL SERVICES SECTOR - 5.4%
	Advertising/Marketing Services - 3.3%
4,093,900	Omnicom Group Inc.	$317,154,433
	Miscellaneous Commercial Services - 2.1%
2,572,000	Cintas Corp.	201,747,680

CONSUMER NON-DURABLES SECTOR - 9.0%
	Food: Major Diversified - 6.8%
27,425,000	Danone S.A. - SP-ADR	356,991,225
4,100,000	Nestlé S.A. - SP-ADR	299,095,000
		656,086,225
	Household/Personal Care - 2.2%
5,237,000	Unilever PLC - SP-ADR	211,993,760

CONSUMER SERVICES SECTOR - 5.8%
	Cable/Satellite TV - 3.1%
5,175,000	Comcast Corp. - Class A	300,201,750
	Other Consumer Services - 2.7%
4,597,000	eBay Inc. *	257,983,640

DISTRIBUTION SERVICES SECTOR - 4.5%
	Medical Distributors - 4.5%
4,790,000	AmerisourceBergen Corp.	431,866,400

ELECTRONIC TECHNOLOGY SECTOR - 3.0%
	Electronic Components - 3.0%
4,605,000	TE Connectivity Ltd.	291,266,250

ENERGY MINERALS SECTOR - 3.7%
	Oil & Gas Production - 3.7%
5,750,000	Devon Energy Corp.	351,957,500

FINANCE SECTOR - 15.7%
	Financial Conglomerates - 3.7%
3,854,000	American Express Co.	358,576,160
	Major Banks - 8.4%
11,895,000	Bank of New York Mellon Corp.	482,580,150
6,885,000	Comerica Inc.	322,493,400
		805,073,550
	Property/Casualty Insurance - 3.6%
12,850,000	Progressive Corp.	346,821,500

HEALTH SERVICES SECTOR - 5.6%
	Managed Health Care - 5.6%
5,351,000	UnitedHealth Group Inc.	540,932,590

INDUSTRIAL SERVICES SECTOR - 3.5%
	Oilfield Services/Equipment - 3.5%
3,915,000	Schlumberger	334,380,150

PROCESS INDUSTRIES SECTOR - 5.7%
	Chemicals: Agricultural - 5.7%
15,515,000	Potash Corp. of Saskatchewan Inc.	547,989,800

PRODUCER MANUFACTURING SECTOR - 15.4%
	Industrial Conglomerates - 11.9%
1,840,000	3M Co.	302,348,800
3,337,000	Berkshire Hathaway Inc. - Cl B *	501,050,550
3,427,000	Honeywell International Inc.	342,425,840
		1,145,825,190
	Trucks/Construction/Farm Machinery - 3.5%
5,006,900	PACCAR Inc.	340,519,269

RETAIL TRADE SECTOR - 3.3%
	Apparel/Footwear Retail - 3.3%
3,415,000	Ross Stores Inc.	321,897,900

TECHNOLOGY SERVICES SECTOR - 9.1%
	Information Technology Services - 5.5%
5,920,000	Accenture PLC	528,715,200
	Packaged Software - 3.6%
7,375,000	Microsoft Corp.	342,568,750

TRANSPORTATION SECTOR - 2.8%
	Air Freight/Couriers - 2.8%
6,075,000	Expeditors International of Washington Inc.	271,005,750
	Total common stocks (cost $6,428,696,791)	8,904,563,447

SHORT-TERM INVESTMENTS - 7.4%(a)
	Commercial Paper - 3.0%
$287,600,000	U.S. Bank N.A., 0.03%, due 01/02/15	287,599,760
	Total commercial paper (cost $287,599,760)	287,599,760
	U.S. Treasury Securities - 4.4%
425,000,000	U.S. Treasury Bills, 0.0075%, due 01/15/15	424,998,761
	Total U.S. treasury securities (cost $424,998,761)	424,998,761
	Total short-term investments (cost $712,598,521)	712,598,521
	Total investments - 99.9% (cost $7,141,295,312)	9,617,161,968
	Other assets, less liabilities - 0.1% (a)	7,478,687
	TOTAL NET ASSETS - 100.0%	$9,624,640,655

*  Non-income producing security.
(a)  Percentages for the various classifications relate to net assets.
PLC - Public Limited Company
SP-ADR - Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows+:

Cost of investments	$7,141,295,312

Gross unrealized appreciation	2,577,597,702
Gross unrealized depreciation	(101,731,046)
Net unrealized appreciation	$2,475,866,656

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$8,904,563,447

Level 2 –	Short-Term Commercial Paper	287,599,760
	Short-Term U.S. Treasury Securities	424,998,761
	Total Level 2	712,598,521
Level 3 –		---
Total		$9,617,161,968

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2014.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares or Principal Amount		Value
LONG-TERM INVESTMENTS - 77.6%(a)
COMMON STOCKS - 73.1%(a)

COMMERCIAL SERVICES SECTOR - 10.2%
	Advertising/Marketing Services - 3.4%
1,268,000	WPP PLC (Jersey) (b)	$26,363,880
	Miscellaneous Commercial Services - 3.4%
311,000	Secom Co. Ltd. (Japan) (b)	17,868,385
3,269,740	Taiwan Secom (Taiwan) (b)	8,567,576
		26,435,961
	Personnel Services - 3.4%
389,000	Adecco S.A. (Switzerland) (b)	26,739,588

CONSUMER DURABLES SECTOR - 2.9%
	Automotive Aftermarket - 2.9%
1,690,000	Pirelli & C. SpA (Italy) (b)	22,793,767

CONSUMER NON-DURABLES SECTOR - 11.8%
	Food: Major Diversified - 5.5%
415,000	Danone S.A. (France) (b)	27,131,959
217,000	Nestlé S.A. (Switzerland) (b)	15,819,520
		42,951,479
	Household/Personal Care - 6.3%
267,000	Henkel AG & Co. KGaA (Germany) (b)	25,863,961
571,000	Unilever PLC (Britain) (b)	23,198,738
		49,062,699
CONSUMER SERVICES SECTOR - 3.8%
	Hotels/Resorts/Cruiselines - 2.0%
13,055,000	Genting Malaysia Berhad (Malaysia) (b)	15,159,743
	Restaurants - 1.8%
838,000	Compass Group PLC (Britain) (b)	14,323,869

DISTRIBUTION SERVICES SECTOR - 2.0%
	Wholesale Distributors - 2.0%
4,780,000	Electrocomponents PLC (Britain) (b)	15,884,195

ELECTRONIC TECHNOLOGY SECTOR - 5.8%
	Aerospace & Defense - 3.4%
1,971,000	Rolls-Royce Holdings PLC (Britain) (b)	26,478,149
	Electronic Components - 2.4%
295,000	TE Connectivity Ltd. (Switzerland)	18,658,750

ENERGY MINERALS SECTOR - 1.9%
	Integrated Oil - 1.9%
450,000	Royal Dutch Shell PLC (Britain) (b)	15,017,830

FINANCE SECTOR - 5.2%
	Property/Casualty Insurance - 5.2%
736,000	Admiral Group PLC (Britain) (b)	15,099,141
49,000	Fairfax Financial Holdings Ltd. (Canada)	25,675,865
		40,775,006
INDUSTRIAL SERVICES SECTOR - 2.9%
	Oilfield Services/Equipment - 2.9%
263,000	Schlumberger (Curacao)	22,462,830

PROCESS INDUSTRIES SECTOR - 9.9%
	Chemicals: Agricultural - 6.5%
1,027,000	Potash Corp. of Saskatchewan Inc. (Canada)	36,273,640
590,000	Sociedad Quimica y Minera de Chile S.A. (Chile) (b)	14,291,931
		50,565,571
	Chemicals: Specialty - 1.0%
115,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	7,486,473
	Industrial Specialties - 2.4%
264,000	Akzo Nobel N.V. (Netherlands) (b)	18,266,220

PRODUCER MANUFACTURING SECTOR - 9.1%
	Industrial Conglomerates - 6.4%
747,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	25,403,435
1,432,000	Smiths Group PLC (Britain) (b)	24,349,941
		49,753,376
	Industrial Machinery - 2.7%
47,000	Schindler Holding AG (Switzerland) (b)	6,785,117
55,000	SMC Corp. (Japan) (b)	14,422,325
		21,207,442
RETAIL TRADE SECTOR - 2.4%
	Department Stores - 2.4%
1,101,000	Hyundai GreenFood Co. Ltd. (South Korea) (b)	18,908,078

TECHNOLOGY SERVICES SECTOR - 5.2%
	Information Technology Services - 5.2%
451,000	Accenture PLC (Ireland)	40,278,810
	Total common stocks (cost $567,594,543)	569,573,716

PREFERRED STOCKS - 3.6%(a)

CONSUMER NON-DURABLES SECTOR - 3.6%
	Household/Personal Care - 3.6%
15,000	Amorepacific Corp. (South Korea) (b)	14,691,676
56,000	LG Household & Health Care Ltd. (South Korea) (b)	13,864,861
	Total preferred stocks (cost $22,522,610)	28,556,537

SAVINGS SHARES - 0.9%(a)

CONSUMER DURABLES SECTOR - 0.9%
	Automotive Aftermarket - 0.9%
582,000	Pirelli & C. SpA - RSP (Italy) (b)	6,973,656
	Total savings shares (cost $7,252,323)	6,973,656
	Total long-term investments (cost $597,369,476)	605,103,909

SHORT-TERM INVESTMENTS - 19.5%(a)
	Commercial Paper - 6.7%
$51,700,000	U.S. Bank N.A., 0.03%, due 01/02/15	51,699,957
	Total commercial paper (cost $51,699,957)	51,699,957
	U.S. Treasury Securities - 12.8%
100,000,000	U.S. Treasury Bills, 0.0075%, due 01/15/15	99,999,708
	Total U.S. treasury securities (cost $99,999,708)	99,999,708
	Total short-term investments (cost $151,699,665)	151,699,665
	Total investments - 97.1% (cost $749,069,141)	756,803,574
	Other assets, less liabilities - 2.9% (a)	22,657,733
	TOTAL NET ASSETS - 100.0%	$779,461,307

* Non-income producing security.
(a) Percentages for the various classifications relate to net assets.
(b) Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of December 31, 2014 the aggregate value of these securities was $461,754,014.

PLC - Public Limited Company
RSP - Risparmio (Savings)

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2014 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				December 31, 2014			December 31, 2014	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
1/23/2015	Bank of Montreal M.C.S.	61,500,000	British Pound	$95,836,417	98,750,550	U.S. Dollar	$98,750,550	$2,914,133
1/23/2015	State Street Global Markets, LLC	22,500,000	British Pound	35,062,104	35,473,558	U.S. Dollar	35,473,558	411,454
1/23/2015	State Street Global Markets, LLC	4,000,000	British Pound	6,233,263	6,224,520	U.S. Dollar	6,224,520	(8,743)
1/23/2015	Bank of New York	3,000,000	Canadian Dollar	2,580,912	2,666,524	U.S. Dollar	2,666,524	85,612
1/23/2015	State Street Global Markets, LLC	22,000,000	Canadian Dollar	18,926,689	19,549,886	U.S. Dollar	19,549,886	623,197
1/23/2015	U.S. Bank, N.A.	6,500,000,000	Chilean Peso	10,680,929	10,941,429	U.S. Dollar	10,941,429	260,500
1/23/2015	Bank of New York	6,000,000	Euro	7,262,143	7,454,580	U.S. Dollar	7,454,580	192,437
1/23/2015	State Street Global Markets, LLC	65,000,000	Euro	78,673,217	81,630,268	U.S. Dollar	81,630,268	2,957,051
1/23/2015	State Street Global Markets, LLC	4,100,000,000	Japanese Yen	34,236,270	36,962,032	U.S. Dollar	36,962,032	2,725,762
1/23/2015	Bank of New York	5,000,000	Malaysian Ringgit	1,427,270	1,424,501	U.S. Dollar	1,424,501	(2,769)
1/23/2015	U.S. Bank, N.A.	39,500,000	Malaysian Ringgit	11,275,433	11,934,539	U.S. Dollar	11,934,539	659,106
1/23/2015	Bank of New York	5,000,000,000	South Korean Won	4,543,253	4,549,591	U.S. Dollar	4,549,591	6,338
1/23/2015	U.S. Bank, N.A.	36,000,000,000	South Korean Won	32,711,422	33,724,226	U.S. Dollar	33,724,226	1,012,804
1/23/2015	U.S. Bank, N.A.	4,000,000,000	South Korean Won	3,634,602	3,607,503	U.S. Dollar	3,607,503	(27,099)
1/23/2015	Bank of Montreal M.C.S.	3,500,000	Swiss Franc	3,521,781	3,557,272	U.S. Dollar	3,557,272	35,491
1/23/2015	Bank of New York	33,500,000	Swiss Franc	33,708,481	35,027,657	U.S. Dollar	35,027,657	1,319,176
1/23/2015	State Street Global Markets, LLC	5,000,000	Swiss Franc	5,031,116	5,205,649	U.S. Dollar	5,205,649	174,533
1/23/2015	U.S. Bank, N.A.	239,000,000	Taiwan Dollar	7,563,497	7,865,556	U.S. Dollar	7,865,556	302,059
				$392,908,799			$406,549,841	$13,641,042

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows+:

Cost of investments	$749,069,141

Gross unrealized appreciation (excluding forward currency contracts)	38,327,941
Gross unrealized depreciation (excluding forward currency contracts)	(30,593,508)
Net unrealized appreciation (excluding forward currency contracts)	$7,734,433

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$143,349,895	$ ---

Level 2 – Common Stocks	426,223,821	---
Level 2 – Preferred Stocks	28,556,537	---
Level 2 – Savings Shares	6,973,656	---
Level 2 – Short-Term Commercial Paper	51,699,957	---
Level 2 – Short-Term U.S. Treasury Securities	99,999,708	---
Level 2 – Forward Currency Contracts	---	13,679,653
Total Level 2	613,453,679	13,679,653
Level 3 –	---	---
Liabilities:
Level 2 – Forward Currency Contracts	---	(38,611)
Total	$756,803,574	$13,641,042

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/ (depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  The Fund recognized the following transfers in and out of level 1 and level 2 for the three month period ended December 31, 2014:

Transfer out of level 1 into level 2   $25,403,435   Due to a change in pricing methodology.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. There were on average twenty forward currency contracts outstanding during the three month period ending December 31, 2014. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 85.6%(a)

COMMERCIAL SERVICES SECTOR - 17.0%
	Advertising/Marketing Services - 3.4%
2,380,000	Interpublic Group of Cos. Inc.	$49,432,600
	Financial Publishing/Services - 1.4%
164,000	Dun & Bradstreet Corp.	19,837,440
	Miscellaneous Commercial Services - 9.4%
294,000	Cintas Corp.	23,061,360
3,057,000	Genpact Ltd. *	57,869,010
30,000	Graham Holdings Co.	25,911,300
2,020,000	RPX Corp. *	27,835,600
		134,677,270
	Personnel Services - 2.8%
250,400	ManpowerGroup	17,069,768
395,000	Robert Half International Inc.	23,060,100
		40,129,868
CONSUMER DURABLES SECTOR - 2.8%
	Homebuilding - 2.1%
24,000	NVR Inc. *	30,607,920
	Recreational Products - 0.7%
305,000	Sturm, Ruger & Co. Inc.	10,562,150

CONSUMER SERVICES SECTOR - 1.2%
	Other Consumer Services - 1.2%
145,000	UniFirst Corp.	17,610,250

DISTRIBUTION SERVICES SECTOR - 13.6%
	Electronics Distributors - 7.7%
485,000	Anixter International Inc. *	42,903,100
626,000	Arrow Electronics Inc. *	36,239,140
782,000	ScanSource Inc. *	31,405,120
		110,547,360
	Medical Distributors - 3.4%
1,029,000	Patterson Cos. Inc.	49,494,900
	Wholesale Distributors - 2.5%
437,000	MSC Industrial Direct Co. Inc.	35,506,250

ELECTRONIC TECHNOLOGY SECTOR - 3.6%
	Aerospace & Defense - 1.5%
673,000	FLIR Systems Inc.	21,744,630
	Electronic Production Equipment - 2.1%
803,000	MKS Instruments Inc.	29,389,800

ENERGY MINERALS SECTOR - 1.6%
	Oil & Gas Production - 1.6%
214,000	Cimarex Energy Co.	22,684,000

FINANCE SECTOR - 10.9%
	Finance/Rental/Leasing - 2.1%
322,000	Ryder System Inc.	29,897,700
	Property/Casualty Insurance - 4.6%
749,000	Greenlight Capital Re Ltd. *	24,454,850
805,000	W.R. Berkley Corp.	41,264,300
		65,719,150
	Regional Banks - 4.2%
576,000	Cullen/Frost Bankers Inc.	40,688,640
700,000	Zions Bancorporation	19,957,000
		60,645,640
HEALTH SERVICES SECTOR - 0.6%
	Medical/Nursing Services - 0.6%
418,000	Hanger Inc. *	9,154,200

HEALTH TECHNOLOGY SECTOR - 3.1%
	Medical Specialties - 3.1%
522,000	Varian Medical Systems Inc. *	45,158,220

PROCESS INDUSTRIES SECTOR - 11.5%
	Chemicals: Agricultural - 2.5%
1,486,600	Sociedad Quimica y Minera de Chile S.A. - SP-ADR	35,500,008
	Chemicals: Specialty - 2.2%
360,000	Compass Minerals International Inc.	31,258,800
	Containers/Packaging - 3.1%
868,000	Avery Dennison Corp.	45,031,840
	Industrial Specialties - 3.7%
1,204,000	H.B. Fuller Co.	53,614,120

PRODUCER MANUFACTURING SECTOR - 11.9%
	Building Products - 2.1%
585,000	Armstrong World Industries Inc. *	29,905,200
	Industrial Machinery - 3.8%
554,000	Kennametal Inc.	19,827,660
711,000	Woodward Inc.	35,002,530
		54,830,190
	Miscellaneous Manufacturing - 4.0%
340,000	Carlisle Cos. Inc.	30,681,600
210,000	Valmont Industries Inc.	26,670,000
		57,351,600
	Trucks/Construction/Farm Machinery - 2.0%
337,000	Lindsay Corp.	28,894,380

TECHNOLOGY SERVICES SECTOR - 5.8%
	Data Processing Services - 4.1%
1,285,000	Broadridge Financial Solutions Inc.	59,341,300
	Internet Software/Services - 1.7%
920,000	Progress Software Corp. *	24,858,400

TRANSPORTATION SECTOR - 2.0%
	Air Freight/Couriers - 1.1%
322,000	Forward Air Corp.	16,219,140
	Marine Shipping - 0.9%
156,000	Kirby Corp. *	12,595,440
	Total common stocks (cost $930,198,275)	1,232,199,766

SHORT-TERM INVESTMENTS - 14.3%(a)
	Commercial Paper - 5.6%
$81,400,000	U.S. Bank N.A., 0.03%, due 01/02/15	81,399,932
	Total commercial paper (cost $81,399,932)	81,399,932
	U.S. Treasury Securities - 8.7%
125,000,000	U.S. Treasury Bills, 0.0075%, due 01/15/15	124,999,636
	Total U.S. treasury securities (cost $124,999,636)	124,999,636
	Total short-term investments (cost $206,399,568)	206,399,568
	Total investments - 99.9% (cost $1,136,597,843)	1,438,599,334
	Other assets, less liabilities - 0.1% (a)	1,331,797
	TOTAL NET ASSETS - 100.0%	$1,439,931,131

*  Non-income producing security.
(a)  Percentages for the various classifications relate to net assets.
SP-ADR - Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at December 31, 2014, was as follows+:

Cost of investments	$1,136,597,843

Gross unrealized appreciation	336,625,626
Gross unrealized depreciation	(34,624,135)
Net unrealized appreciation	$302,001,491

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2014, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$1,232,199,766

Level 2 –	Short-Term Commercial Paper	81,399,932
	Short-Term U.S. Treasury Securities	124,999,636
	Total Level 2	206,399,568
Level 3 –		---
Total		$1,438,599,334

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended December 31, 2014.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   FMI Funds, Inc.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, President/Principal Executive Officer

Date     January 22, 2015

By (Signature and Title)      /s/Ted D. Kellner
Ted D. Kellner, Treasurer/Principal Financial Officer

Date     January 22, 2015